Members' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
10.  Stockholders’ Equity

During the years ended December 31, 2011, 2010 and 2009, there were no material changes in our ownership interests in subsidiaries, in which we retained a controlling financial interest.

Kinder Morgan, Inc. – Equity Interests

Common Equity

The following table sets forth the changes in the outstanding shares during 2011 since becoming public (see “—Initial Public Offering” following):

	Shares Outstanding
	Class P	Class A	Class B	Class C
Balance at February 16, 2011	109,786,590	597,213,410	100,000,000	2,462,927
Restricted shares vested	1,570	-	-	-
Shares converted	61,241,023	(61,241,023)	(5,867,404)	(144,669)
Shares cancelled	(108,043)	-	-	-
Balance at December 31, 2011	170,921,140	535,972,387	94,132,596	2,318,258

For accounting purposes, both our Class P and our Class A shares are considered common stock, and our Class B and Class C shares are considered participating securities.

Initial Public Offering

In the following discussion, the Investors refer to: (i) Richard D. Kinder, our Chairman and Chief Executive Officer; (ii) investment funds advised by, or affiliated with, Goldman, Sachs & Co., Highstar Capital LP, The Carlyle Group and Riverstone Holdings LLC, which we refer to collectively as the “Sponsor Investors;” (iii) Fayez Sarofim, one of our directors, and investment entities affiliated with him, and an investment entity affiliated with Michael C. Morgan, another of our directors, and William V. Morgan, one of our founders; and (iv) a number of other members of our management.

On February 16, 2011, we completed an initial public offering of our common stock (the offering).  In connection with the offering, we converted from a Delaware limited liability company to a Delaware corporation.  Our outstanding Class A units, Class B units and Class A-1 units were converted to Class A shares, Class B shares and Class C shares, respectively.  Upon this conversion, the Sponsor Investors then converted some of their Class A shares on a one-for-one basis into our common stock sold in the offering.  No shares were sold by members of management in the offering.  All of the common stock that was sold in the offering was sold by existing investors, consisting of investment funds advised by, or affiliated with, Goldman, Sachs & Co., Highstar Capital LP, The Carlyle Group and Riverstone Holdings LLC, and we did not receive any proceeds from the offering.  The class of common stock sold in the offering was our Class P common stock, which is sometimes referred to herein as our “common stock.” Our then existing investors prior to the offering hold our Class A, Class B and Class C common stock, which is sometimes collectively referred to herein as our “investor retained stock.”The terms of the Class A shares, Class B shares and Class C shares are intended to preserve substantially the same relative rights to share in the value of Kinder Morgan, Inc.’s equity that the Class A units, Class B units and Class A-1 units, respectively, had with respect to Kinder Morgan Holdco LLC’s equity.

In the offering, the selling stockholders sold 109,786,590 shares, or approximately 15.5% of our outstanding shares.  Upon the closing of the offering, our investor retained stock was convertible into a fixed aggregate of 597,213,410 shares of common stock, which represented 84.5% of our outstanding shares of common stock on a fully-converted basis.  The number of shares of common stock into which Class A shares, Class B shares and Class C shares will convert will be determined in accordance with our certificate of incorporation.  The conversion of investor retained stock into shares of our common stock will not increase our total fully converted shares outstanding.  The relative portion of the total number of our common shares issuable upon conversion to the holders of the Class A shares, the Class B shares and the Class C shares, respectively, will depend on the total value that has been received by such holders in connection with dividends and conversions of those shares into shares of our common stock.  The conversion of Class B shares and Class C shares into our common stock will result in a corresponding decrease in the number of shares of our common stock into which our Class A shares will be able to convert because the Class A shares, Class B shares and Class C shares are convertible into a fixed aggregate number of shares of our common stock.

Dividends

Holders of our common stock share equally in any dividend declared by our board of directors, subject to the rights of the holders of any outstanding preferred stock.  The holders of our outstanding Class A shares, Class B shares and Class C shares are entitled to receive, in the aggregate, the proportion of any such dividend allocable to the maximum number of common shares into which they would then convert (measured on the record date for such dividend).  The dividends received by holders of Class A shares, Class B shares and Class C shares will adjust over time as described above under “—Initial Public Offering.” The Class A shares, Class B shares and Class C shares will receive, in the aggregate, dividends on a fully-converted common stock basis, and the payment of those dividends will not otherwise affect the per share dividends received by our common shares since the aggregate number of common shares into which our Class A shares, Class B shares and Class C shares can convert is fixed.

Our certificate of incorporation provides that, in general, no dividends will be paid to holders of Class A shares and Class C shares until annual dividends of up to $50 million are paid to the holders of Class B shares.  Subject to certain limitations set forth in our charter, such priority dividends are payable to the holders of Class B shares until the earlier of: (i) such holders have received dividends of approximately $200 million, (ii) sixteen quarters have elapsed since our first dividend payment date after the closing of the offering, or (iii) the holders of the Class A shares, the holders of the Class B shares and the holders of the Class C shares have received total value equal to 150% of the original capital.

On February 11, 2011, our Board of Directors declared and paid a dividend to our then existing investors of $245.8 million with respect to the period for which we were not public.  This consisted of $205.0 million for the fourth quarter of 2010 and $104.8 million for the first 46 days of 2011, representing the portion of the first quarter of 2011 that we were not public, less a one-time adjustment of $64.0 million in available earnings and profits reserved for the after tax cost of special cash bonuses (and premium pay) in an aggregate amount of approximately $100 million that was paid in May of 2011 to certain of our non-senior management employees.  No holders of our Class B shares or Class C shares received such bonuses.  During the year ended December 31, 2010, we paid distributions on our Class A units totaling $700.0 million.

Subsequent to the offering and through December 31, 2011, we paid dividends totaling $523.8 million, or $0.74 per common share, which consisted of (i) the initial quarterly dividend of $0.14 per share for the first quarter of 2011, representing a prorated amount for the period during the first quarter that we were public and (ii) quarterly dividends of $0.30 per share with respect to the second and third quarters of 2011.  On January 18, 2012, our Board of Directors declared a dividend of $0.31 per share for the fourth quarter of 2011 paid on February 15, 2012, to shareholders of record as of January 31, 2012.  Since this dividend was declared after the end of the quarter, no amount is shown in our December 31, 2011 balance sheet as a dividend payable.

Comprehensive Income – Income Tax Expense

The following table sets forth the tax amounts included in the respective components of other comprehensive income (loss) (in millions):

Tax Benefit (Expense) Included in Other Comprehensive Income (Loss)

	Year Ended December 31,
	2011	2010	2009
Kinder Morgan, Inc.
Change in fair value of derivatives utilized for hedging purposes	$(5.2)	$8.9	$85.5
Reclassification of change in fair value of derivatives to net income	(36.5)	(10.4)	24.5
Foreign currency translation adjustments	7.9	(20.6)	(34.7)
Benefit plan adjustments	25.3	9.2	(1.6)
Benefit plan amortization	(3.9)	(3.7)	(3.7)
Tax benefit (expense) included in total other comprehensive income (loss) attributable to Kinder Morgan, Inc.	(12.4)	(16.6)	70.0

Noncontrolling interests
Change in fair value of derivatives utilized for hedging purposes	(0.7)	3.8	20.7
Reclassification of change in fair value of derivatives to net income	(12.8)	(9.4)	(4.5)
Foreign currency translation adjustments	2.2	(5.0)	(11.4)
Benefit plan adjustments	1.7	0.1	0.1
Benefit plan amortization	-	-	-
Tax benefit (expense) included in total other comprehensive income (loss) attributable to noncontrolling interests	(9.6)	(10.5)	4.9

Total
Change in fair value of derivatives utilized for hedging purposes	(5.9)	12.7	106.2
Reclassification of change in fair value of derivatives to net income	(49.3)	(19.8)	20.0
Foreign currency translation adjustments	10.1	(25.6)	(46.1)
Benefit plan adjustments	27.0	9.3	(1.5)
Benefit plan amortization	(3.9)	(3.7)	(3.7)
Tax benefit (expense) included in total other comprehensive income (loss)	$(22.0)	$(27.1)	$74.9

Noncontrolling Interests

The caption “Noncontrolling interests” in our accompanying consolidated balance sheets consists of interests in the following subsidiaries (in millions):

	December 31,
	2011	2010
KMP	$3,239.1	$3,135.4
KMR	1,987.8	1,956.2
Other	20.2	8.3
	$5,247.1	$5,099.9

KMP

Noncontrolling interests in KMP represent the economic interests in this subsidiary that we do not own.  At December 31, 2011, we owned, directly, and indirectly in the form of i-units corresponding to the number of shares of KMR we owned, 35,739,254 limited partner units of KMP.  These units, which consist of 16,370,428 common units, 5,313,400 Class B units and 14,055,426 i-units, represent approximately 10.6% of the total limited partner interests of KMP.  In addition, we are the sole common stockholder of the general partner of KMP, which holds an effective 2% interest in KMP and its operating partnerships.  Together, at December 31, 2011, our limited partner and general partner interests represented approximately 12.4% of KMP’s total equity interests and represented an approximate 50% economic interest in KMP.  This difference results from the existence of incentive distribution rights held by the general partner shareholder.

Contributions

Contributions from our noncontrolling interests consist primarily of KMP’s issuance of its common units that we did not purchase or obtain.  On February 25, 2011, KMP entered into a second amended and restated equity distribution agreement with UBS Securities LLC (UBS) to provide for the offer and sale of KMP common units having an aggregate offering price of up to $1.2 billion (up from an aggregate offering price of up to $600 million under KMP’s first amended and restated agreement) from time to time through UBS, as its sales agent.  Sales of the units will be made by means of ordinary brokers’ transactions on the New York Stock Exchange at market prices, in block transactions or as otherwise agreed between KMP and UBS.  Under the terms of this agreement, KMP also may sell its common units to UBS as principal for its own account at a price agreed upon at the time of the sale.  Any sale of common units to UBS as principal would be pursuant to the terms of a separate agreement between KMP and UBS.

This equity distribution agreement provides KMP the right, but not the obligation, to sell common units in the future, at prices it deems appropriate.  KMP retains at all times complete control over the amount and the timing of each sale, and we will designate the maximum number of common units to be sold through UBS, on a daily basis or otherwise as it and UBS agree.  UBS will then use its reasonable efforts to sell, as KMP’s sales agent and on KMP’s behalf, all of the designated common units.  KMP may instruct UBS not to sell common units if the sales cannot be effected at or above the price designated by KMP in any such instruction.  Either KMP or UBS may suspend the offering of common units pursuant to the agreement by notifying the other party.

In 2011, KMP issued 5,764,708 of its common units pursuant to its equity distribution agreement.  After commissions of $3.2 million, KMP received net proceeds from the issuance of these common units of $421.4 million.  KMP used the proceeds to reduce the borrowings under its commercial paper program.

KMP also completed the following equity issuances in 2011:

▪
On June 10, 2011, KMP issued 324,961 common units as part of its purchase price for the petroleum coke terminal assets it acquired from TGS Development, L.P.  KMP valued the common units at $23.7 million, determining the units’ value based on the $73.01 closing market price of KMP’s common units on the New York Stock Exchange on the June 10, 2011 acquisition date (for more information on this acquisition, see Note 3 “Acquisitions and Divestitures—Acquisitions—(15) TGS Development, L.P. Terminal Acquisition;” and

▪
On June 17, 2011, KMP issued, in a public offering, 6,700,000 of its common units at a price of $71.44 per unit, less commissions and underwriting expenses.  At the time of the offering, KMP granted the underwriters a 30-day option to purchase up to an additional 1,005,000 common units from KMP on the same terms and conditions, and upon the underwriters’ exercise of this option in full, it issued the additional 1,005,000 common units on June 27, 2011.  KMP received net proceeds, after deducting the underwriter discount, of $533.9 million from the issuance of these 7,705,000 common units, and used the proceeds to reduce the borrowings under its commercial paper program.

The above equity issuances during the year ended December 31, 2011 had the associated effects of increasing our (i) noncontrolling interests associated with KMP by $934.5 million; (ii) accumulated deferred income taxes by $16.1 million; and (iii) additional paid-in capital by $28.4 million.

2010 Issuances

In 2010, KMP issued 3,902,225 of its common units pursuant to our equity distribution agreement with UBS.  After commissions of $2.0 million, KMP received net proceeds from the issuance of these common units of $266.3 million.  KMP used the proceeds to reduce the borrowings under its commercial paper program and its bank credit facility.

KMP also completed the following equity issuances in 2010:

▪
On January 15, 2010, KMP issued 1,287,287 common units as a portion of its purchase price for additional ethanol handling terminal assets it acquired from US Development Group LLC.  KMP valued the common units at $81.7 million, determining the units’ value based on the $63.45 closing market price of the common units on the New York Stock Exchange on the January 15, 2010 acquisition date (for more information on this acquisition, see Note 3 “Acquisitions and Divestitures—Acquisitions—(5) USD Terminal Acquisition;”

▪
On May 7, 2010, KMP issued, in a public offering, 6,500,000 of its common units at a price of $66.25 per unit, less commissions and underwriting expenses.  After deducting the underwriter discount, KMP received net proceeds of $417.4 million for the issuance of these common units, and used the proceeds to reduce the borrowings under its commercial paper program and its bank credit facility; and

▪
On July 2, 2010, KMP completed an offering of 1,167,315 of its common units at a price of $64.25 per unit in a privately negotiated transaction.  KMP received net proceeds of $75.0 million for the issuance of these common units, and used the proceeds to reduce the borrowings under its commercial paper program and its bank credit facility.

The above equity issuances during the year ended December 31, 2010 had the associated effects of increasing our (i) noncontrolling interests associated with KMP by $804.5 million; (ii) accumulated deferred income taxes by $13.0 million; and (iii) additional paid-in capital by $22.9 million.

In early January 2012, KMP issued 160,510 of its common units for the settlement of sales made on or before December 31, 2011 pursuant to its equity distribution agreement with UBS.  After commissions of $0.1 million, KMP received net proceeds of $13.4 million for the issuance of these common units, and used the proceeds to reduce the borrowings under its commercial paper program.

Distributions

Distributions to our noncontrolling interests consist primarily of distributions by KMP to its common unit holders.  KMP’s partnership agreement requires that it distribute 100% of “Available Cash,” as defined in its partnership agreement, to its partners within 45 days following the end of each calendar quarter.  Available Cash consists generally of all of KMP’s cash receipts, including cash received by its operating partnerships and net reductions in reserves, less cash disbursements and net additions to reserves and amounts payable to the former general partner of SFPP, L.P. in respect of its remaining 0.5% interest in SFPP.

KMR, as the delegate of Kinder Morgan G.P., Inc., of which we indirectly own all of the outstanding common equity, and the general partner of KMP, is granted discretion, subject to the approval of Kinder Morgan G.P., Inc. in certain cases, to establish, maintain and adjust reserves for the proper conduct of KMP’s business, which might include reserves for matters such as future operating expenses, debt service, sustaining capital expenditures and rate refunds, and for distributions for the next four quarters.  These reserves are not restricted by magnitude, but only by type of future cash requirements with which they can be associated.  When KMR determines KMP’s quarterly distributions, it considers current and expected reserve needs along with current and expected cash flows to identify the appropriate sustainable distribution level.

Pursuant to KMP’s partnership agreement, distributions to its unitholders are characterized either as distributions of cash from operations or as distributions of cash from interim capital transactions.  This distinction affects the distributions to owners of common units, Class B units and i-units relative to the distributions retained by Kinder Morgan G.P., Inc. as KMP’s general partner.

Cash from Operations.  Cash from operations generally refers to KMP’s cash balance on the date it commenced operations, plus all cash generated by the operation of its business, after deducting related cash expenditures, net additions to or reductions in reserves, debt service and various other items.

Cash from Interim Capital Transactions.  Cash from interim capital transactions will generally result only from distributions that are funded from borrowings, sales of debt and equity securities and sales or other dispositions of assets for cash, other than inventory, accounts receivable and other current assets and assets disposed of in the ordinary course of business.

Rule for Characterizing Distributions.  Generally, all available cash distributed by KMP from any source will be treated as distributions of cash from operations unless the sum of all available cash distributed equals the cumulative amount of cash from operations actually generated from the date KMP commenced operations through the end of the calendar quarter prior to that distribution.  Any distribution of available cash which, when added to the sum of all prior distributions, is in excess of the cumulative amount of cash from operations, will be considered a distribution of cash from interim capital transactions until the initial common unit price is fully recovered as described below under “—Allocation of Distributions from Interim Capital Transactions.”  For purposes of calculating the sum of all distributions of available cash, the total equivalent cash amount of all distributions of i-units to KMR, as the holder of all i-units, will be treated as distributions of available cash, even though the distributions to KMR are made in additional i-units rather than cash.  KMP retains this cash and uses it in its business.  To date, all of KMP’s available cash distributions, other than a $177.1 million distribution of cash from interim capital transactions for the second quarter of 2010 (paid in the third quarter of 2010), have been treated as distributions of cash from operations.

Allocation of Distributions from Operations.  Cash from operations for each quarter will be distributed effectively as follows:

▪
first, 98% to the owners of all classes of units pro rata and 2% to Kinder Morgan G.P., Inc. as KMP’s general partner until the owners of all classes of units have received a total of $0.15125 per unit in cash or equivalent i-units for such quarter;

▪
second, 85% of any available cash then remaining to the owners of all classes of units pro rata and 15% to Kinder Morgan G.P., Inc. as KMP’s general partner until the owners of all classes of units have received a total of $0.17875 per unit in cash or equivalent i-units for such quarter;

▪
third, 75% of any available cash then remaining to the owners of all classes of units pro rata and 25% to Kinder Morgan G.P., Inc. as KMP’s general partner until the owners of all classes of units have received a total of $0.23375 per unit in cash or equivalent i-units for such quarter; and

▪
fourth, 50% of any available cash then remaining to the owners of all classes of units pro rata, to owners of common units and Class B units in cash and to the owner of i-units in the equivalent number of i-units, and 50% to Kinder Morgan G.P., Inc. as KMP’s general partner.

Allocation of Distributions from Interim Capital Transactions.  Any distribution by KMP of available cash that would constitute cash from interim capital transactions would be distributed effectively as follows:

▪	98% to all owners of common units and Class B units pro rata in cash and to the holder of i-units in equivalent i-units; and

▪
2% to Kinder Morgan G.P., Inc. as KMP’s general partner, until KMP has distributed cash from this source in respect of a common unit outstanding since KMP’s original public offering in an aggregate amount per unit equal to the initial common unit price of $5.75, as adjusted for splits.

As cash from interim capital transactions is distributed, it would be treated as if it were a repayment of the offering price of the common units.  To reflect that repayment, the first three distribution target levels of cash from operations would be adjusted downward proportionately by multiplying each distribution target level amount by a fraction, the numerator of which is the unrecovered initial common unit price immediately after giving effect to that distribution and the denominator of which is the unrecovered initial common unit price immediately prior to giving effect to that distribution.  When the initial common unit price is fully recovered, then each of the first three distribution target levels will have been reduced to zero and thereafter, all distributions of available cash from all sources will be treated as if they were cash from operations and available cash will be distributed 50% to all classes of units pro rata (with the distribution to i-units being made instead in the form of i-units), and 50% to Kinder Morgan G.P., Inc. as KMP’s general partner.  In connection with the distribution of cash from interim capital transactions for the second quarter 2010, mentioned following, we waived any adjustment in the target distribution levels and any reduction in the unrecovered initial common unit price that otherwise would have been made because of that distribution of cash from interim capital transactions.

KMP’s distribution of cash for the year ended December 31, 2010 from interim capital transactions totaled $177.1 million (approximately $0.56 per limited partner unit) which resulted in Kinder Morgan G.P., Inc., as KMP’s general partner receiving a reduced incentive amount of $168.3 million (including our 2% general partner interest, total cash distributions to us were reduced by $170.0 million).  We, as the owner of KMP’s general partner, also waived an incentive amount equal to $28.4 million and $11.1 million in the years ended December 31, 2011 and 2010, respectively, related to common units that KMP issued to finance a portion of its May 2010 KinderHawk Field Services LLC acquisition.  Beginning with KMP’s distribution payments for the quarterly period ended June 30, 2010, we had agreed not to take incentive distributions related to this acquisition of its initial 50% interest in KinderHawk through year-end 2011.

During the year ended December 31, 2011, KMP paid distributions of $4.61 per common unit, of which $955.0 million was paid to the public holders (represented in noncontrolling interests) of KMP’s common units.  On January 18, 2012, KMP declared a quarterly distribution of $1.16 per common unit for the quarterly period ended December 31, 2011.  The distribution was paid on February 14, 2012 to unitholders of record as of January 31, 2012.  Related to this February 14, 2012 distribution, we, as the owner of KMP’s general partner, waived an incentive distribution amount equal to $7.2 million related to common units that KMP issued to finance a portion of its May 2010 KinderHawk acquisition.  Furthermore, to support KMP’s acquisition of the remaining 50% interest in KinderHawk effective July 1, 2011, through our ownership of KMP’s general partner, we have agreed to waive incentive distribution amounts equal to $25.5 million for 2012 and $3.5 million for 2013.  For more information about this acquisition, see Note 3 “Acquisitions and Divestitures—Acquisitions—(16) KinderHawk Field Services LLC and EagleHawk Field Services LLC.”

Kinder Morgan Management, LLC

KMR’s distributions are paid in the form of additional shares or fractions thereof calculated by dividing the KMP cash distribution per common unit by the average of the market closing prices of a KMR share determined for a ten-trading day period ending on the trading day immediately prior to the ex-dividend date for the shares.  KMR has paid share distributions totaling 6,601,402, 6,369,724 and 7,540,357 shares in the years ended December 31, 2011, 2010 and 2009, respectively.  On February 14, 2012, KMR made a share distribution of 0.014863 shares per outstanding share (1,464,145 total shares) to shareholders of record as of January 31, 2012, based on the $1.16 per common unit distribution declared by KMP.

At December 31, 2011, we owned approximately 14.1 million KMR shares representing approximately 14.3% of KMR’s outstanding shares.